Deferred Income - Schedule of Deferred Income (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Income [Abstract]
Government grant income	$ 32,175	$ 46,874
Total deferred income	$ 32,175	$ 46,874